Parent Company Only Condensed Financial Information - Schedule of Condensed Statements of Operations (Details) - Parent Company [Member]	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Condensed Statements of Operations [Line Items]
General and administrative expenses	¥ (3,495,501)	$ (478,882)	¥ (6,637,389)	¥ (6,740,255)
Other general expense				(13,944,926)
Interest income	5,550,006	760,348	15,128	1,924
Interest expense	(8,046,920)	(1,102,424)	(4,723,335)	(5,192,054)
Other income(expense)	(4,815,940)	(659,781)	19,969,182	22,765,816
(Losses) gains on investments in equity securities	(11,463,068)	(1,570,434)	7,927,075	(76,105,482)
Share of (losses) profit in subsidiaries, net (Note a)	132,273,653	18,121,416	252,765,647	(345,938,204)
Net (loss) income	110,002,230	15,070,243	269,316,308	(425,153,181)
- Foreign currency translation adjustments	(22,374,019)	(3,065,228)	672,112	(11,361,872)
- Unrealized (losses) on available-for-sale investments	6,000	822	(2,934)	(2,786,931)
Comprehensive (loss) income	¥ 87,634,211	$ 12,005,837	¥ 269,985,486	¥ (439,301,984)